Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY MANAGED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2011
Supplement Text Block	imp_SupplementTextBlock

SUPPLEMENT DATED MAY 1, 2012
TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") OF THE FUNDS AND SUMMARY PROSPECTUS OF THE KANSAS INSURED INTERMEDIATE FUND

INTEGRITY MANAGED PORTFOLIOS
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund
(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2011
Summary Prospectus of Kansas Insured Intermediate Fund dated December 2, 2011

Changes to Fee and Expense Information in Fund Summaries
To reflect the changes described in A and B above, in the Fund Summary included in the Prospectus for each Fund other than the Kansas Insured Intermediate Fund, the information set forth in the fee and expense table and the related example under the heading "Fees and Expenses of the Fund" has been replaced as of May 1, 2012 to read as follows:

(1)	Kansas Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.44%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers and Expense Reimbursements(2)	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.08%

(1)	Restated to reflect current expenses.

(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$482	$734	$1,013	$1,841

(2)	Maine Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.55%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers and Expense Reimbursements(2)	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.08%

(1)	Restated to reflect current expenses.
(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$482	$758	$1,062	$1,966

(3)	Nebraska Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.23%
Fee Waivers and Expense Reimbursements(3)	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.09%
(1)	Restated to reflect current expenses.
(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$744	$1,032	$1,887

(4)	New Hampshire Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	1.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.77%
Fee Waivers and Expense Reimbursements(3)	(0.68)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.09%

(1)	Restated to reflect current expenses.
(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$858	$1,273	$2,504

(5)	Oklahoma Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.22%
Fee Waivers and Expense Reimbursements(3)	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.09%
(1)	Restated to reflect current expenses.
(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$742	$1,027	$1,876

Kansas Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	imp_SupplementTextBlock
(1)	Kansas Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.44%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers and Expense Reimbursements(2)	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.08%

(1)	Restated to reflect current expenses.

(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$482	$734	$1,013	$1,841

Maine Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	imp_SupplementTextBlock
(2)	Maine Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.55%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers and Expense Reimbursements(2)	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.08%

(1)	Restated to reflect current expenses.
(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$482	$758	$1,062	$1,966

Nebraska Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	imp_SupplementTextBlock
(3)	Nebraska Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.23%
Fee Waivers and Expense Reimbursements(3)	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.09%
(1)	Restated to reflect current expenses.
(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$744	$1,032	$1,887

New Hampshire Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	imp_SupplementTextBlock
(4)	New Hampshire Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	1.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.77%
Fee Waivers and Expense Reimbursements(3)	(0.68)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.09%
(1)	Restated to reflect current expenses.
(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$858	$1,273	$2,504

Oklahoma Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	imp_SupplementTextBlock
(5)	Oklahoma Municipal Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)	1.00%
MaximumSales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1 Fees)	0.25%
Other Expenses(1)	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	1.22%
Fee Waivers and Expense Reimbursements(3)	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.09%
(1)	Restated to reflect current expenses.
(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes,brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$483	$742	$1,027	$1,876